                                                       -------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0578
                                                       Expires: April 30, 2010
                                                       Estimated average burden
                                                       hours per response: 10.5
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-05460

                          AIM Treasurer's Series Trust
               (Exact name of registrant as specified in charter)

               11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Karen Dunn Kelley 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713)626-1919

Date of fiscal year end: 8/31

Date of reporting period: 05/31/07

Item 1.  Schedule of Investments.

                                Premier Portfolio
                          Premier Tax-Exempt Portfolio
                     Premier U.S. Government Money Portfolio
             Quarterly Schedule of Portfolio Holdings - May 31, 2007


                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   I-TST-QTR-1 5/07   A I M Advisors, Inc.

PREMIER PORTFOLIO

SCHEDULE OF INVESTMENTS
May 31, 2007
(Unaudited)

                                                      PRINCIPAL
                                                        AMOUNT
                                          MATURITY      (000)          VALUE
                                          --------   -----------   -------------
COMMERCIAL PAPER-45.31%(a)
ASSET-BACKED SECURITIES -
   COMMERCIAL LOANS/LEASES-4.56%
Atlantis One Funding Corp.,
   (Acquired 02/23/07; Cost
   $38,961,000)
   5.20%(b)(c)                            08/22/07   $    40,000   $  39,526,678
                                                                   -------------
   (Acquired 02/23/07; Cost
   $49,013,468)
   5.20%(b)(c)                            08/23/07        50,328      49,725,203
                                                                   -------------
   (Acquired 03/22/07; Cost
   $29,599,033)
   5.23%(b)(c)                            06/22/07        30,000      29,908,475
                                                                   -------------
Fountain Square Commercial
   Funding Corp.
   (Acquired 03/09/07; Cost
   $50,071,573)
   5.23%(b)                               06/05/07        50,720      50,690,526
                                                                   -------------
                                                                     169,850,882
                                                                   -------------
ASSET-BACKED SECURITIES - FULLY
   SUPPORTED BANK-13.55%
Concord Minutemen Capital
   Co., LLC,
   -Series A
   (Multi CEP's-Liberty
   Hampshire Co., LLC; agent)
   (Acquired 01/19/07; Cost
   $29,215,667)
   5.20%(b)                               07/19/07        30,000      29,792,000
                                                                   -------------
   (Acquired 05/09/07; Cost
   $24,647,365)
   5.23%(b)                               08/14/07        25,000      24,730,979
                                                                   -------------
Crown Point Capital Co., LLC
   -Series A
   (Multi CEP's-Liberty
   Hampshire Co., LLC; agent)
   (Acquired 05/21/07; Cost
   $28,881,042)
   5.13%(b)                               02/07/08        30,000      28,928,021
                                                                   -------------
   (Acquired 04/05/07; Cost
   $68,961,197)
   5.14%(b)                               10/04/07        70,801      69,537,399
                                                                   -------------
   (Acquired 04/12/07; Cost
   $26,300,700)
   5.18%(b)                               10/10/07        27,000      26,491,065
                                                                   -------------

                                                      PRINCIPAL
                                                        AMOUNT
                                          MATURITY      (000)          VALUE
                                          --------   -----------   -------------

ASSET-BACKED SECURITIES - FULLY
   SUPPORTED BANK-(CONTINUED)
   (Acquired 05/09/07; Cost
   $24,625,552)
   5.24%(b)                               08/20/07   $    25,000   $  24,709,167
                                                                   -------------
Legacy Capital Co., LLC
   -Series A
   (Multi CEP's-Liberty
   Hampshire Co., LLC; agent)
   (Acquired 04/17/07; Cost
   $19,475,233)
   5.19%(b)                               10/16/07        20,000      19,604,983
                                                                   -------------
   (Acquired 05/09/07; Cost
   $49,272,917)
   5.24%(b)                               08/17/07        50,000      49,440,146
                                                                   -------------
Lexington Parker Capital
   Co., LLC
   (Multi CEP's- Liberty
   Hampshire Co., LLC; agent)
   (Acquired 01/10/07; Cost
   $54,792,438)
   5.21%(b)                               06/08/07        56,000      55,943,269
                                                                   -------------
   (Acquired 02/27/07; Cost
   $59,993,706)
   5.27%(b)(d)                            09/04/07        60,000      59,996,802
                                                                   -------------
Long Lane Master Trust IV
   -Series A
   (CEP-Bank of America, N.A.)
   (Acquired 05/24/07; Cost
   $49,750,903)
   5.23%(b)                               06/08/07        40,547      40,505,766
                                                                   -------------
   (Acquired 05/24/07; Cost
   $24,875,451)
   5.28%(b)                               06/27/07        75,000      74,714,271
                                                                   -------------
                                                                     504,393,868
                                                                   -------------
ASSET-BACKED SECURITIES - FULLY
   SUPPORTED MONOLINE-1.93%
Aquinas Funding LLC
   (CEP-MBIA Insurance
   Corp.)
   (Acquired 12/14/06; Cost
   $48,688,083)
   5.19%(b)                               06/18/07        50,000      49,877,458
                                                                   -------------
   (Acquired 01/30/07; Cost
   $21,423,716)
   5.21%(b)                               07/30/07        22,000      21,812,151
                                                                   -------------
                                                                      71,689,609
                                                                   -------------

PREMIER PORTFOLIO

                                                      PRINCIPAL
                                                        AMOUNT
                                          MATURITY      (000)          VALUE
                                          --------   -----------   -------------
ASSET-BACKED SECURITIES - MULTI-
   PURPOSE-2.87%
Charta LLC
   (Acquired 03/20/07;
   Cost $24,665,542)
   5.24%(b)                               06/20/07   $    25,000   $  24,930,927
                                                                   -------------
CRC Funding LLC
   (Acquired 04/18/07;
   Cost $33,766,071)
   5.27%(b)                               06/04/07        34,000      33,985,068
                                                                   -------------
Windmill Funding Corp.
   (Acquired 03/08/07;
   Cost $47,360,293)
   5.22%(b)                               06/08/07        48,000      47,951,327
                                                                   -------------
                                                                     106,867,322
                                                                   -------------
ASSET-BACKED SECURITIES - SECURITY
   INVESTMENT VEHICLES-16.31%
Aquifer Funding Ltd./LLC
   (Acquired 05/01/07-
   05/02/07; Cost
   $99,501,333)
   5.28%(b)                               06/05/07       100,000      99,941,333
                                                                   -------------
   (Acquired 05/04/07; Cost
   $49,750,667)
   5.28%(b)                               06/07/07        50,000      49,956,000
                                                                   -------------
Grampian Funding Ltd./LLC
   (Acquired 05/22/07; Cost
   $24,359,076)
   5.19%(b)(c)                            11/16/07        25,000      24,395,083
                                                                   -------------
   (Acquired 02/20/07; Cost
   $38,972,544)
   5.20%(b)(c)                            08/17/07        40,000      39,555,539
                                                                   -------------
Liberty Harbour CDO
   Ltd./Inc.
   (Acquired 05/16/07;
   Cost $34,571,250)
   5.25%(b)                               08/10/07        35,000      34,642,708
                                                                   -------------
Scaldis Capital Ltd./LLC
   (Acquired 02/22/07;
   Cost $39,138,283)
   5.21%(b)(c)                            07/25/07        40,000      39,687,700
                                                                   -------------
Sigma Finance Inc.
   (Acquired 05/18/07; Cost
   $48,840,576)
   5.19%(b)(c)                            10/30/07        50,000      48,912,590
                                                                   -------------
   (Acquired 02/22/07; Cost
   $24,479,000)
   5.21%(b)(c)                            07/16/07        25,000      24,837,188
                                                                   -------------
Solitaire Funding
   Ltd./LLC
   (Acquired 04/04/07;
   Cost $66,133,709)
   5.23%(b)(c)                            07/03/07        67,000      66,688,525
                                                                   -------------
Surrey Funding Corp.
   (Acquired 04/23/07;
   Cost $39,631,800)
   5.26%(b)                               06/25/07        40,000      39,859,733
                                                                   -------------
Tierra Alta Funding I,
   Ltd./Corp.

                                                      PRINCIPAL
                                                        AMOUNT
                                          MATURITY      (000)          VALUE
                                          --------   -----------   -------------
ASSET-BACKED SECURITIES - SECURITY
   INVESTMENT VEHICLES-(CONTINUED)
   (Acquired 05/07/07; Cost
   $49,780,000)
   5.28%(b)                               06/07/07   $    50,000   $  49,956,000
                                                                   -------------
   (Acquired 05/08/07; Cost
   $30,530,468)
   5.28%(b)                               06/12/07        30,688      30,638,490
                                                                   -------------
   (Acquired 05/22/07; Cost
   $24,890,000)
   5.28%(b)                               06/21/07        25,000      24,926,667
                                                                   -------------
Zenith Funding,
   Ltd./Corp.
   (Acquired 03/21/07;
   Cost $32,902,819)
   5.24%(b)                               06/14/07        33,315      33,251,961
                                                                   -------------
                                                                     607,249,517
                                                                   -------------
DIVERSIFIED BANKS-2.26%
CALYON North America Inc.
   5.18%(c)                               08/22/07        50,000      49,410,055
                                                                   -------------
Societe Generale North
   America
   (Acquired 12/13/06;
   Cost $34,083,428)
   5.18%(b)(c)                            06/13/07        35,000      34,939,567
                                                                   -------------
                                                                      84,349,622
                                                                   -------------
REGIONAL BANKS-3.83%
Danske Corp.
   5.20%(c)                               07/30/07        50,000      49,573,889
                                                                   -------------
   5.20%(c)                               08/13/07        24,322      24,065,538
                                                                   -------------
Westpac Banking Corp.
   (Acquired 04/05/07; Cost
   $48,895,264)
   5.17%(b)(c)                            09/10/07        50,000      49,275,465
                                                                   -------------
   (Acquired 02/13/07; Cost
   $19,490,578)
   5.21%(b)(c)                            08/08/07        20,000      19,803,178
                                                                   -------------
                                                                     142,718,070
                                                                   -------------
      Total Commercial Paper
         (Cost $1,687,118,890)                                      1,687,118,890
                                                                   -------------
MASTER NOTE AGREEMENTS-8.16%
Lehman Brothers Inc.
   (Acquired 01/10/07;
   Cost $140,000,000)
   5.42%(b)(e)(f)(g)                            --       140,000     140,000,000
                                                                   -------------
Merrill Lynch Mortgage
   Capital, Inc.
   (Acquired 04/05/07;
   Cost $164,000,000)
   5.44%(b)(e)(g)                         06/06/07       164,000     164,000,000
                                                                   -------------
      Total Master Note Agreements
         (Cost $304,000,000)                                         304,000,000
                                                                   -------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER PORTFOLIO

                                                      PRINCIPAL
                                                        AMOUNT
                                          MATURITY      (000)          VALUE
                                          --------   -----------   -------------
CERTIFICATES OF DEPOSIT-7.33%
Barclays Bank PLC
   5.35%                                  06/04/08   $    40,000   $  40,000,965
                                                                   -------------
   5.45%                                  06/12/07        10,000      10,000,000
                                                                   -------------
CALYON
   5.37%(d)                               11/09/07        70,000      70,000,000
                                                                   -------------
Deutsche Bank A.G.
   (United Kingdom)
   5.34%(c)                               07/23/07        30,000      30,000,000
                                                                   -------------
Deutsche Bank A.G.
   5.35%                                  08/06/07        50,000      50,000,000
                                                                   -------------
HBOS Treasury Services
   PLC
   5.39%                                  01/30/08        25,000      25,000,000
                                                                   -------------
Lloyds TSB Bank PLC
   5.30%                                  10/09/07        25,000      25,000,000
                                                                   -------------
Societe Generale S.A.
   (United Kingdom)
   5.71%(c)                               07/23/07        23,000      23,000,000
                                                                   -------------
      Total Certificates of Deposit
         (Cost $273,000,965)                                         273,000,965
                                                                   -------------
TIME DEPOSITS-6.92%
Dexia Banque
   (Cayman Islands)
   5.33%(c)(e)                            06/01/07       137,619     137,618,859
                                                                   -------------
Societe Generale S.A.
   (Cayman Islands)
   5.33%(c)(e)                            06/01/07       120,000     120,000,000
                                                                   -------------
      Total Time Deposits
         (Cost $257,618,859)                                         257,618,859
                                                                   -------------
FUNDING AGREEMENTS-4.56%
Metropolitan Life
   Insurance Co.
   (Acquired 07/17/06;
   Cost $45,000,000)
   5.42%(b)(d)(h)                         05/18/08        45,000      45,000,000
                                                                   -------------
MetLife Insurance Co. of
   Connecticut
   (Acquired 10/13/06-
   03/14/07; Cost
   $35,000,000)
   5.42%(b)(d)(h)                         10/12/07        35,000      35,000,000
                                                                   -------------
New York Life Insurance
   Co.
   (Acquired 04/04/07;
   Cost $90,000,000)
   5.41%(b)(d)(h)                         04/04/08        90,000      90,000,000
                                                                   -------------
      Total Funding Agreements
         (Cost $170,000,000)                                         170,000,000
                                                                   -------------

                                                      PRINCIPAL
                                                        AMOUNT
                                          MATURITY      (000)          VALUE
                                          --------   -----------   -------------
MEDIUM-TERM NOTES-2.82%
Allstate Life Global
   Funding Trust
   Floating Rate MTN
   (Acquired 12/12/06;
   Cost $50,000,000)
   5.29%(b)(d)                            06/11/08   $    50,000   $  50,000,000
                                                                   -------------
Credit Agricole S.A.
   Floating Rate MTN
   (Acquired 06/23/06;
   Cost $20,000,000)
   5.33%(b)(c)(d)                         04/23/08        20,000      20,000,000
                                                                   -------------
Metropolitan Life Global
   Funding I
   Floating Rate MTN
   (Acquired 08/20/03;
   Cost $10,000,000)
   5.41%(b)(d)                            04/15/08        10,000      10,000,000
                                                                   -------------
Westpac Banking Corp.
   Floating Rate MTN
   (Acquired 11/15/06;
   Cost $25,000,000)
   5.30%(b)(c)(d)                         05/02/08        25,000      25,000,000
                                                                   -------------
      Total Medium-Term Notes
         (Cost $105,000,000)                                         105,000,000
                                                                   -------------
ASSET-BACKED SECURITIES-1.81%

ASSET-BACKED SECURITIES - FULLY
   SUPPORTED BANK-0.40%
RACERS Trust;
   Series 2004-6-MM,
   Floating Rate Notes
   (CEP-Lehman Brothers
   Holdings Inc.)
   (Acquired 04/13/04; Cost
   $15,000,000)
   5.37%(b)(d)                            10/22/07        15,000      15,000,000
                                                                   -------------
FULLY SUPPORTED MONOLINE-0.34%
Wachovia Asset
   Securitization Issuance,
   LLC;
   Series 2004-HEMM2,
   Class AMM, Putable
   Floating Rate Bonds
   (CEP-Ambac Assurance
   Corp.)
   (Acquired 09/07/05;
   Cost $14,124,527)
   5.31%(b)(d)(i)(j)                      12/25/34        12,538      12,537,593
                                                                   -------------
STRUCTURED-1.07%
Permanent Master Issuer
   PLC
   (United Kingdom);
   Series 2006-1, Class
   1A, Floating Rate
   Bonds
   5.30%(c)(d)                            10/17/07        40,000      40,000,000
                                                                   -------------
      Total Asset-Backed Securities
         (Cost $67,537,593)                                           67,537,593
                                                                   -------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER PORTFOLIO

                                                      PRINCIPAL
                                                        AMOUNT
                                          MATURITY      (000)          VALUE
                                          --------   -----------   -------------
VARIABLE RATE DEMAND NOTES-1.48%(j)
INSURED-0.15%(i)
Nanotechnology Research LLC
   (Arizona State University
   Project);
   Series 2004 B, Lease
   Taxable RB
   (INS-MBIA Insurance
   Corp.)
   5.32%(d)(e)                            03/01/34   $     1,200   $   1,200,000
                                                                   -------------
University of Alabama;
   Series 2004 B, Taxable
   RB
   (INS-MBIA Insurance
   Corp.)
   5.35%(d)(e)                            07/01/09         4,315       4,315,000
                                                                   -------------
                                                                       5,515,000
                                                                   -------------
LETTER OF CREDIT ENHANCED-1.33%(k)
Albuquerque (City of), New
   Mexico (KTech
   Corp. Project);
   Series 2002, Taxable RB,
   (LOC-Wells Fargo
   Bank, N.A.)
   5.40%(d)(e)                            11/01/22         1,650       1,650,000
                                                                   -------------
Capital Markets Access
   Co. (Cullman
   Outpatient Center
   Project);
   Series 2006F, (LOC-
   Wachovia Bank, N.A.)
   5.39%(d)                               08/01/31         2,870       2,870,000
                                                                   -------------
Capital Markets Access
   Co. (Surgery Center of
   Cullman Project) ;
   Series 2006G, (LOC-
   Wachovia Bank, N.A.)
   5.39%(d)                               08/01/13         1,990       1,990,000
                                                                   -------------
Gainesville (City of) &
   Hall (County of)
   Development Authority
   (Fieldale Farms Corp.
   Project); Taxable
   Series 2006, (LOC-
   Wachovia Bank, N.A.)
   5.39%(d)(e)                            03/01/21        10,000      10,000,000
                                                                   -------------
Germain Properties of
   Columbus Inc., Germain
   Real Estate Co. LLC
   and Germain Motor Co.;
   Series 2001, Taxable
   Floating Rate Notes
   (LOC-JPMorgan Chase
   Bank, N.A.)
   5.37%(d)(e)                            03/01/31         7,413       7,413,000
                                                                   -------------
GMS Associates III;
   Series 1995, Floating
   Rate Bonds
   (LOC-LaSalle Bank,
   N.A.)
   5.33%(d)(e)                            11/01/25         9,400       9,400,000
                                                                   -------------

                                                     PRINCIPAL
                                                       AMOUNT
                                         MATURITY      (000)          VALUE
                                         --------   -----------   -------------
LETTER OF CREDIT ENHANCED-(CONTINUED)
Habasit Holding America
   Inc.; Series 2006, (LOC-
   Bank of America, N.A.)
   5.32%(d)(e)                           03/01/16   $     2,455   $    2,455,000
                                                                  --------------
Montgomery (City of),
   Alabama (Riverfront
   Stadium Project);
   Series 2003 B, Taxable
   RB, (LOC-Wachovia
   Bank, N.A.)
   5.32%(d)(e)                           11/01/23         6,000        6,000,000
                                                                  --------------
Saint Jean Industries, Inc.;
   Series 2006, (LOC-
   General Electric Capital
   Corp.)
   (Acquired 09/28/06;
   Cost $7,685,000)
   5.34%(b)(d)(e)                        10/01/21         7,685        7,685,000
                                                                  --------------
                                                                      49,463,000
                                                                  --------------
      Total Variable Rate Demand Notes
         (Cost $54,978,000)                                           54,978,000
                                                                  --------------
TOTAL INVESTMENTS (excluding
   Repurchase Agreements)-78.39%
   (Cost $2,919,254,307)                                           2,919,254,307
                                                                  --------------

                                                    REPURCHASE
                                                      AMOUNT           VALUE
                                                  -------------   --------------
REPURCHASE AGREEMENTS-22.83%(l)
BNP Paribas Corp., Joint
   Agreement dated 05/31/07,
   aggregate maturing value
   $813,121,329 (collateralized by
   U.S. Government and Corporate
   obligations valued at
   $840,264,371; 0%-8.38%,
   08/15/08-12/15/47)
   5.37%, 06/01/07(c)                               175,026,116      175,000,000
                                                                  --------------
Citigroup Global Markets Inc.,
   Joint agreement dated 05/31/07,
   aggregate maturing value
   $1,000,164,160 (collateralized by
   Corporate obligations valued at
   $1,155,000,000; 0%-25.07%,
   11/15/11-02/05/47)
   5.37%, 06/01/07                                  175,026,116      175,000,000
                                                                  --------------
Fortis Bank S.A./N.V. Joint
   agreement dated 05/31/07,
   aggregate maturing value
   $1,100,163,854 (collateralized by
   Corporate obligations valued at
   $1,155,000,001; 0%-5.53%,
   12/03/51-01/05/52)
   5.36%, 06/01/07(c)                               175,026,068      175,000,000
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER PORTFOLIO

                                                    REPURCHASE
                                                      AMOUNT           VALUE
                                                  -------------   --------------
REPURCHASE AGREEMENTS -(CONTINUED)
Goldman, Sachs & Co., Open &
   Joint agreement with no specific
   maturity date, (collateralized by
   Corporate obligations valued at
   $315,000,000; 0%, 05/25/36-
   12/26/36)
   5.37%(m)                                       $          --   $  150,000,000
                                                                  --------------
Wachovia Capital Markets, LLC,
   Joint agreement dated 05/31/07,
   aggregate maturing value
   $1,000,149,444 (collateralized by
   Corporate obligations valued at
   $1,050,000,001; 4.38%-10.36%,
   10/15/12-05/03/52)
   5.38%, 06/01/07                                  175,026,153      175,000,000
                                                                  --------------
      Total Repurchase Agreements
         (Cost $850,000,000)                                         850,000,000
                                                                  --------------
TOTAL INVESTMENTS(n)(o)-101.22%
   (Cost $3,769,254,307)                                           3,769,254,307
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(1.22)%                                (45,501,992)
                                                                  --------------
NET ASSETS-100.00%                                                $3,723,752,315
                                                                  --------------

Investment Abbreviations:

CEP    -- Credit Enhancement Provider
IDR    -- Industrial Development Revenue Bonds
INS    -- Insurer
LOC    -- Letter of Credit
MTN    -- Medium-Term Notes
RACERS -- Restructured Asset Certificates with Enhanced ReturnSSM
RB     -- Revenue Bonds

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at May 31, 2007 was $2,178,292,001, which represented 58.50% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
     United Kingdom: 8.0%; France: 7.5%; Cayman Islands: 6.9%; Belgium: 5.8%; other countries less than 5%: 7.7%.

(d) Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2007.

(e) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(f) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.

(g) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on May 31, 2007.

(h) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at May 31, 2007 was $170,000,000, which represented 4.57% of the Fund's Net Assets.

(i) Principal and/or interest payments are secured by the bond insurance company listed.

(j) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months..

(k) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(l) Principal amount equals value at period end. See Note 1D. (m) Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(n) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

(o)  Also represents cost for federal income tax purposes.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER TAX-EXEMPT PORTFOLIO

SCHEDULE OF INVESTMENTS
May 31, 2007
(Unaudited)

                                        RATINGS(a)     PRINCIPAL
                                      --------------     AMOUNT
                                       S&P   MOODY'S     (000)         VALUE
                                      ----   -------   ---------   -------------
MUNICIPAL OBLIGATIONS-98.85%(a)
ARIZONA-0.68%
Northern Arizona University
   Board of Regents; Series
   1997, RB
   5.20%, 06/01/07 (b)(c)             AAA    Aaa       $     500   $     505,000
                                                                   -------------
COLORADO-2.03%
Concord (Metropolitan District
   of); Series 2004, Refunding
   & Improvement Unlimited Tax
   VRD GO (LOC-Wells Fargo
   Bank, N.A.)
   3.75%, 12/01/07 (d)(e)             A-1+   --              815         815,000
                                                                   -------------
Idaho Springs (City of)
   (Safeway Inc. Projects);
   Series 1993, Refunding VRD
   IDR (LOC-Deutsche Bank A.G.)
   3.85%, 06/01/07 (d)(e)(f)          A-1    --              310         310,000
                                                                   -------------
Loveland (City of) (Safeway
   Inc. Projects); Series 1993,
   Refunding VRD IDR (LOC-Deutsche
   Bank A.G.)
   3.85%, 06/01/07 (d)(e)(f)          A-1    --              370         370,000
                                                                   -------------
                                                                       1,495,000
                                                                   -------------
FLORIDA-0.61%
Florida (State of) Local Government
   Finance Commission (Pooled
   Financing Program); Series
   1994 A,
   Commercial Paper Notes
   (LOC-Wachovia Bank, N.A.)
   3.73%, 08/14/07 (d)                --     P-1             250         250,000
                                                                   -------------
JEA Water and Sewer System;
   Series 2002 B, RB
   (INS-Financial Security
   Assurance Inc.)
   5.25%, 10/01/07 (g)                AAA    Aaa             200         201,092
                                                                   -------------
                                                                         451,092
                                                                   -------------

                                        RATINGS(a)     PRINCIPAL
                                      --------------     AMOUNT
                                       S&P   MOODY'S     (000)         VALUE
                                      ----   -------   ---------   -------------
GEORGIA-1.76%
Atlanta (City of); Series
   2006-1, Commercial Paper
   Notes Water & Wastewater RN
   (Multi LOC's-Bank of
   America, N.A., Dexia Group
   S.A., Lloyds Bank, JPMorgan
   Chase Bank, N.A.)
   3.66%, 11/02/07 (d)(f)             A-1+   P-1       $     300   $     300,000
                                                                   -------------
Douglasville (City of)-Douglas
   (County of) Water & Sewer
   Authority; Series 1993,
   Water & Sewerage RB (INS-Ambac
   Assurance Corp.)
   5.45%, 06/01/07 (g)                AAA    Aaa             200         200,000
                                                                   -------------
Tallapoosa (City of)
   Development Authority (U.S.
   Can Co. Project); Series
   1994, Refunding VRD  IDR
   (LOC-Deutsche Bank A.G.)
   4.08%, 02/01/15 (d)(e)(f)          A-1    --              800         800,000
                                                                   -------------
                                                                       1,300,000
                                                                   -------------
ILLINOIS-18.98%
Chicago (City of) (Churchview
   Supportive Living Facility);
   Series 2003, Multi-Family
   Housing VRD RB (LOC-Harris
   N.A.) (Acquired 11/01/05; Cost
   $2,000,000)
   3.85%, 03/01/33 (d)(e)(h)(i)       --     VMIG1         2,000       2,000,000
                                                                   -------------
Illinois (State of) Development
   Finance Authority (Aurora
   Central Catholic High
   School); Series 1994, VRD RB
   (LOC-Allied Irish Banks PLC)
   4.04%, 04/01/24 (d)(e)(f)          A-1    --            1,000       1,000,000
                                                                   -------------
Illinois (State of) Educational
   Facilities Authority
   (Dominican University);
   Series 2000 B, VRD RB
   (LOC-Allied Irish Banks PLC)
   3.86%, 10/01/30 (d)(e)(f)          --     VMIG1         6,000       6,000,000
                                                                   -------------

PREMIER TAX-EXEMPT PORTFOLIO

                                        RATINGS(a)     PRINCIPAL
                                      --------------     AMOUNT
                                       S&P   MOODY'S     (000)         VALUE
                                      ----   -------   ---------   -------------
ILLINOIS-(CONTINUED)
Illinois (State of) Finance
   Authority (Jewish Charities);
   Series 2006-07 A, VRD
   RN (LOC-Harris N.A.)
   3.80%, 06/29/07 (d)(e)(f)          A-1+   --        $   5,000   $   5,000,000
                                                                   -------------
                                                                      14,000,000
                                                                   -------------
INDIANA-2.55%
Indiana (State of) Health
   Facility Financing Authority
   (Stone Belt Arc,  Inc.
   Project); Series 2005, VRD
   RB (LOC-JPMorgan Chase Bank,
   N.A.)
   4.08%, 02/01/25 (d)(e)             --     VMIG1           500         500,000
                                                                   -------------
Indiana (State of) Housing
   Finance Authority (Pedcor
   Investments-Cumberland
   Crossing Apartments
   Development); Series 1997
   M-B, Multi-Family Housing
   VRD RB (LOC-Federal Home
   Loan Bank of Indianapolis)
   3.88%, 01/01/29 (d)(e)(i)          --     VMIG1           744         744,000
                                                                   -------------
Portage (City of) (Pedcor
   Investments-Port Crossing
   III Apartments Project);
   Series 1995 B, Economic
   Development VRD RB
   (LOC-Federal Home Loan Bank
   of Indianapolis)
   3.96%, 08/01/30 (d)(e)(i)          --     VMIG1           638         638,000
                                                                   -------------
                                                                       1,882,000
                                                                   -------------
KENTUCKY-4.75%
Ewing (City of) Kentucky Area
   Development Districts
   Financing Trust; Series
   2000, Lease Acquisition
   Program VRD RB (LOC-Wachovia
   Bank, N.A.)
   3.88%, 06/01/33 (d)(e)(j)          A-1+   --            3,500       3,500,000
                                                                   -------------
LOUISIANA-6.86%
Denham Springs (City of)
   Economic Development
   District (Bass Pro Shops
   Project); Series 2007 A,
   Sales Tax Increment VRD RB
   (LOC-JPMorgan Chase Bank,
   N.A.)
   3.80%, 01/01/37 (d)(e)             --     VMIG1         5,060       5,060,000
                                                                   -------------

                                        RATINGS(a)     PRINCIPAL
                                      --------------     AMOUNT
                                       S&P   MOODY'S     (000)         VALUE
                                      ----   -------   ---------   -------------
MARYLAND-4.07%
Baltimore (County of) (Blue
   Circle Inc. Project); Series
   1992, Economic Development
   Refunding VRD RB (LOC-BNP
   Paribas)
   3.86%, 12/01/17 (d)(e)(f)(j)       --     VMIG1     $   3,000   $   3,000,000
                                                                   -------------
MICHIGAN-5.10%
Michigan (State of) Housing
   Development Authority
   (Berrien Woods III); Series
   2000 B, Multi-Family Housing
   VRD RB (LOC-Federal Home
   Loan Bank of Indianapolis)
   3.91%, 07/01/32 (d)(e)(i)          A-1+   --              250         250,000
                                                                   -------------
Oakland (County of) Economic
   Development Corp. (Rochester
   College Project); Series
   2001, Limited Obligation VRD
   RB (LOC-JPMorgan Chase Bank,
   N.A.)
   3.86%, 08/01/21 (d)(e)(j)          --     VMIG1         3,514       3,514,000
                                                                   -------------
                                                                       3,764,000
                                                                   -------------
MONTANA-4.07%
Montana (State of) Facility
   Finance Authority (Mission
   Ridge Project); Series 2002,
   VRD RB (LOC-LaSalle Bank
   N.A.)
   3.78%, 08/01/27 (d)(e)(j)(l)       --     --            3,000       3,000,000
                                                                   -------------
NEBRASKA-9.49%
Nebhelp Inc.; Series 1985 B,
   Multi-Mode VRD RB (INS-MBIA
   Insurance Corp.)
   3.83%, 12/01/15 (e)(g)             A-1+   VMIG1         7,000       7,000,000
                                                                   -------------
NEW YORK-0.58%
New York (City of) Industrial
   Development Agency (2002
   Abigal Press Inc. Project);
   ,VRD IDR (LOC-JPMorgan Chase
   Bank, N.A.)
   4.08%, 12/01/18 (d)(e)(i)          A-1+   --              425         425,000
                                                                   -------------
OKLAHOMA-5.56%
Oklahoma (County of) Finance
   Authority (Oxford Oaks
   Apartments Projects); Series
   2000, Refunding Multi-Family
   Housing VRD RB (CEP-Federal
   National Mortgage
   Association)
   3.78%, 07/15/30 (e)(j)             A-1+   --            3,000       3,000,000
                                                                   -------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER TAX-EXEMPT PORTFOLIO

                                        RATINGS(a)     PRINCIPAL
                                      --------------     AMOUNT
                                       S&P   MOODY'S     (000)         VALUE
                                      ----   -------   ---------   -------------
OKLAHOMA-(CONTINUED)
   Tulsa (County of) Industrial
   Authority;
   Series 2003 A
   Capital Improvements VRD RB
   3.70%, 05/15/17(e)                 A-1+   --        $     500   $     500,000
                                                                   -------------
   Series 2006 D
   Capital Improvements RB
   (INS-Financial Securities
   Assurance Inc.)
   4.25%, 07/01/07(g)                 AAA    --              600         600,335
                                                                   -------------
                                                                       4,100,335
                                                                   -------------
PENNSYLVANIA-1.06%
Cumberland (County of)
   Municipal Authority
   (Dickinson College); Series
   1996 B, VRD RB (LOC-Citizens
   Bank of Pennsylvania)
   3.63%, 11/01/26 (d)(e)             A-1+   --              600         600,000
                                                                   -------------
Upper St. Clair (Township of)
   School District; Series
   1997, Unlimited Tax GO
   5.40%, 07/15/07 (b)(c)             NRR    NRR             180         180,382
                                                                   -------------
                                                                         780,382
                                                                   -------------
TENNESSEE-4.73%
Sevier (County of) Public
   Building Authority (Local
   Government Public
   Improvement);
   Series 1995 A-1
   VRD RB (INS-Ambac Assurance
   Corp.)
   3.79%, 06/01/15(e)(g)(j)           --     VMIG1         1,000       1,000,000
                                                                   -------------
   Series 1997 II E-3
   VRD RB (INS-Ambac Assurance
   Corp.)
   3.86%, 06/01/10(e)(g)              --     VMIG1           835         835,000
                                                                   -------------
   Series 1997 II F-1
   VRD RB (INS-Ambac Assurance
   Corp.)
   3.86%, 06/01/17(e)(g)              --     VMIG1           725         725,000
                                                                   -------------
   Series 1997 II F-2
   VRD RB (INS-Ambac Assurance
   Corp.)
   3.86%, 06/01/17(e)(g)              --     VMIG1           925         925,000
                                                                   -------------
                                                                       3,485,000

TEXAS-6.01%
Denton (County of) Upper Trinity
   Regional Water District;
   Series A, Commercial
   Paper Notes (LOC-Bank of
   America, N.A.)
   3.57%, 06/18/07 (d)                A-1+   P-1             500         500,000
                                                                   -------------
Harris (County of); Series A-1,
   Commercial Paper Notes GO
   3.65%, 06/18/07                    A-1+   P-1             400         400,000
                                                                   -------------

                                        RATINGS(a)     PRINCIPAL
                                      --------------     AMOUNT
                                       S&P   MOODY'S     (000)         VALUE
                                      ----   -------   ---------   -------------
TEXAS-(CONTINUED)
Houston (City of); Series 2003
   E, Commercial Paper Notes GO
   3.65%, 06/13/07                    A-1+   P-1       $   1,000   $   1,000,000
                                                                   -------------
Sherman (City of) Higher
   Education Finance Corp.
   (Austin College Project);
   Series 1997, Higher
   Education VRD RB (LOC-Bank
   of America, N.A.)
   3.81%, 01/01/18 (d)(e)(j)          A-1+   --            2,284       2,284,000
                                                                   -------------
Texas (State of); Series 2006,
   TRAN
   4.50%, 08/31/07                    SP-1+  --              250         250,524
                                                                   -------------
                                                                       4,434,524
                                                                   -------------
VERMONT-2.44%
Vermont (State of) Student
   Assistance Corp.; Series
   1985, Student Loan VRD RB
   (LOC-State Street Bank &
   Trust Co.)
   3.91%, 01/01/08 (d)(e)             --     VMIG1         1,800       1,800,000
                                                                   -------------
WASHINGTON-8.10%
Lake Tapps Parkway Properties;
   Series 1999 A, Special Revenue
   VRD RB (LOC-U.S.
   Bank, N.A.)
   3.83%, 12/01/19 (d)(e)(j)          --     VMIG1         3,500       3,500,000
                                                                   -------------
Seattle (Port of) Industrial
   Development Corp. (Sysco
   Food Services of Seattle,
   Inc. Project); Series 1994,
   Refunding VRD IDR
   3.88%, 11/01/25 (e)(j)             A-1+   VMIG1         1,872       1,872,000
                                                                   -------------
Washington (State of) Health
   Care Facilities Authority
   (Swedish Health Services);
   Series 2006, VRD RB
   (LOC-Citibank N.A.)
   (Acquired 05/17/07; Cost
   $600,000)
   3.85%, 11/15/26 (d)(e)(h)(j)       A-1+   VMIG1           600         600,000
                                                                   -------------
                                                                       5,972,000
                                                                   -------------
WISCONSIN-1.15%
Madison (City of) Community
   Development Authority
   (Hamilton Point Apartments
   Project); Series 1997 A,
   Refunding Multi-Family
   Housing VRD RB (LOC-JPMorgan
   Chase Bank, N.A.)
   (Acquired 08/28/02; Cost
   $845,000)
   3.93%, 10/01/22 (d)(e)(h)(k)       --     --              845         845,000
                                                                   -------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER TAX-EXEMPT PORTFOLIO

                                        RATINGS(a)     PRINCIPAL
                                      --------------     AMOUNT
                                       S&P   MOODY'S     (000)         VALUE
                                      ----   -------   ---------   -------------
WYOMING-8.27%
Gillette (City of)
   (PacifiCorp.); Series 1988,
   Refunding Floating VRD PCR
   (LOC-Barclays Bank PLC)
   3.83%, 01/01/18 (d)(e)(f)          A-1+   P-1       $   6,100   $   6,100,000
                                                                   -------------
TOTAL INVESTMENTS (m)(n)-98.85%
   (Cost $72,899,333)                                                 72,899,333
                                                                   -------------
OTHER ASSETS LESS LIABILITIES-1.15%                                      851,102
                                                                   -------------
NET ASSETS-100.00%                                                 $  73,750,435
                                                                   -------------

Investment Abbreviations:

GO   --  General Obligation Bonds
IDR  --  Industrial Development Revenue Bonds
INS  --  Insurer
LOC  --  Letter of Credit
NRR  --  Not Re-Rated
PCR  --  Pollution Control Revenue Bonds
RB   --  Revenue Bonds
RN   --  Revenue Notes
TRAN --  Tax and Revenue Anticipation Notes
VRD  --  Variable Rate Demand

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Government obligations held by a bank custodian); this funding is pursuant to an advance refunding of this security.

(b)  Advance refunded; secured by an escrow fund of U.S. Government obligations.

(c) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(e) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2007.

(f) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
     Ireland: 9.5%; United Kingdom: 8.3%; other countries less than 5%: 6.3%.

(g) Principal and/or interest payments are secured by the bond insurance company listed.

(h) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at May 31, 2007 was $3,445,000, which represented 4.67% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(i)  Security subject to the alternative minimum tax.

(j) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(k) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.

(l) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.

(m) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities                    Percentage
--------                    ----------
JPMorgan Chase Bank, N.A.      14.1%
Allied Irish Banks PLC          9.5%
Harris N.A.                     9.5%
MBIA Insurance Corp.            9.5%
Barclays Bank PLC               8.3%
Wachovia Bank N.A.              5.0%

(n)  Also represents cost for federal income tax purposes.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

SCHEDULE OF INVESTMENTS
May 31, 2007
(Unaudited)

                                                      PRINCIPAL
                                                       AMOUNT
                                          MATURITY      (000)          VALUE
                                          --------   -----------   -------------
U.S. GOVERNMENT AGENCY SECURITIES-
   75.65%
FEDERAL FARM CREDIT BANK (FFCB)-11.10%
Disc. Notes, 5.10%(a)                     07/12/07   $       884   $     878,865
                                                                   -------------
Floating Rate Bonds, (b)
   5.18%                                  08/01/07         1,000         999,968
                                                                   -------------
   5.18%                                  05/02/08         2,000       1,999,636
                                                                   -------------
                                                                       3,878,469
                                                                   -------------
FEDERAL HOME LOAN BANK (FHLB)-4.19%
Unsec. Bonds, 3.88%                       06/08/07           270         269,927
Unsec. Global Bonds,
   4.88%                                  08/22/07           195         194,824
                                                                   -------------
   5.27%                                  11/21/07         1,000         999,852
                                                                   -------------
                                                                       1,464,603
                                                                   -------------
FEDERAL HOME LOAN MORTGAGE CORP.
   (FHLMC)-43.86%
Series M006, Class A,                     10/15/45
   Taxable Multi-Family VRD
   Ctfs., 5.32%(c)                                         8,967       8,966,888
                                                                   -------------
Unsec. Disc. Notes, (a)
   5.14%                                  06/25/07         1,500       1,494,860
                                                                   -------------
   5.09%                                  08/31/07         1,500       1,480,707
                                                                   -------------
   5.10%                                  10/01/07           910         894,260
                                                                   -------------
   5.03%                                  12/31/07           500         485,096
                                                                   -------------

Unsec. Floating Rate Medium
   Term Global Notes,
   5.17%(b)                               09/27/07         2,000       1,999,673
                                                                   -------------
                                                                      15,321,484
                                                                   -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-16.50%
Unsec. Disc. Notes,
   5.16%                                  06/18/07           800         798,051
                                                                   -------------
   4.99%                                  04/25/08           500         477,221
                                                                   -------------
Unsec. Global Notes,
   4.75%                                  08/03/07           500         499,528
                                                                   -------------
Unsec. Notes,
   3.30%                                  07/30/07         4,000       3,986,867
                                                                   -------------
                                                                       5,761,667
                                                                   -------------
   Total U.S. Government Agency
      Securities
      (Cost $26,426,223)                                              26,426,223
                                                                   -------------
TOTAL INVESTMENTS (excluding Repurchase
   Agreements)-75.66%
   (Cost $26,426,223)                                                 26,426,223
                                                                   -------------

                                                    REPURCHASE
                                                      AMOUNT           VALUE
                                                  -------------   --------------
REPURCHASE AGREEMENTS-23.99%(D)
ABN AMRO Bank N.V., Joint agreement
   dated 05/31/07, aggregate maturing
   value $250,036,667 (collateralized
   by U.S. Government Obligations
   valued at $255,000,541; 0%-6.00%,
   07/13/07-07/07/28)
   5.28%, 06/01/07                                $   1,000,147   $    1,000,000
                                                                  --------------
Barclays Capital Inc., Joint agreement
   dated 05/31/07, aggregate maturing
   value $128,542,750 (collateralized
   by U.S. Government obligations
   valued at $131,094,396; 0%-5.70%,
   08/03/07-05/12/11)
   5.28%, 06/01/07                                    1,000,147        1,000,000
                                                                  --------------
BNP Paribas Securities Corp., Joint
   agreement dated 5/31/07, aggregate
   maturing value $250,036,806
   (collateralized by U.S. Government
   obligations valued at $255,000,195;
   0%-2.38%, 06/07/07-01/15/25)
   5.30%, 06/01/07                                    1,000,147        1,000,000
                                                                  --------------
Citigroup Global Markets Inc., Joint
   agreement dated 5/31/07, aggregate
   maturing value $125,018,403
   (collateralized by U.S. Government
   obligations valued at $127,500,468;
   5.60%, 02/01/17)
   5.30%, 06/01/07                                    1,000,147        1,000,000
                                                                  --------------
Deutsche Bank Securities Inc., Joint
   agreement dated 05/31/07, aggregate
   maturing value $125,018,403
   (collateralized by U.S. Government
   obligations valued at $127,501,378;
   4.75%-5.30%, 06/01/07-01/17/17)
   5.30%, 06/01/07                                    1,000,147        1,000,000
                                                                  --------------
Fortis Securities LLC, Joint agreement
   dated 5/31/07, aggregate maturing
   value $275,040,486 (collateralized
   by U.S. Government obligations
   valued at $280,500,426; 0%,
   02/15/15-05/15/16)
   5.30%, 06/01/07                                    1,000,147        1,000,000
                                                                  --------------

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

                                                    REPURCHASE
                                                      AMOUNT           VALUE
                                                  -------------   --------------
REPURCHASE AGREEMENTS-(CONTINUED)
RBC Capital Markets Corp., Joint
   agreement dated 5/31/07, aggregate
   maturing value $600,088,333
   (collateralized by U.S. Government
   obligations valued at $612,000,065;
   0%-7.14%, 06/22/07-07/15/36)
   5.30%, 06/01/07                                $   2,378,298   $    2,377,948
                                                                  --------------
   Total Repurchase Agreements
      (Cost $8,377,948)                                                8,377,948
                                                                  --------------

TOTAL INVESTMENTS(e)-99.64%
   (Cost $34,804,171)                                                 34,804,171
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-0.36%                                      124,241
                                                                  --------------
NET ASSETS-100.00%                                                $   34,928,412
                                                                  --------------

Investment Abbreviations:
Ctfs.  -- Certificates
Disc.  -- Discounted
Unsec. -- Unsecured
VRD    -- Variable Rate Demand

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2007.

(c) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2007.

(d)  Principal amount equals value at period end. See Note 1D.

(e)  Also represents cost for federal income tax purposes.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM TREASURER'S SERIES TRUST

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2007
(Unaudited)

     NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

     A. SECURITY VALUATIONS - The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

               The Funds may receive proceeds from litigation settlements involving each Fund's investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

               Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain
          (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

               The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

     C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

AIM TREASURER'S SERIES TRUST

     D. REPURCHASE AGREEMENTS - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

Item 2. Controls and Procedures.

(a) As of June 14, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 14, 2007, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

     Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Treasurer's Series Trust


By: /s/ Karen Dunn Kelley
    ---------------------------------
    Karen Dunn Kelley
    Principal Executive Officer

Date: July 27, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Karen Dunn Kelley
    ---------------------------------
    Karen Dunn Kelley
    Principal Executive Officer

Date: July 27, 2007


    /s/ Sidney M. Dilgren
By: ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: July 27, 2007

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.